                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

                              GENERAL INFORMATION



Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Templeton Investment Counsel, LLC
Broward Financial Centre, Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund





One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA OPTIM-L (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                        Without Surrender Charge               With Surrender Charge
                                                                and Contract Fee                   and Contract Fee*
                                                                        10 Years                            10 Years
                                         Sub-                 10 Years   or Life                  10 Years   or Life
                               Fund   Account                  or Life   of Sub-                   or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1       5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year   Years (if less) (if less)
--------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85     9/3/02 -24.75% -4.02%    4.77%      0.19% -29.56%  -4.09%    4.72%     -6.20%
AIT Equity Index Fund      9/28/90     9/3/02 -23.56% -2.48%    7.04%      0.34% -28.45%  -2.55%    6.99%     -6.06%
AIT Government Bond Fund   8/26/91     9/3/02   7.39%  5.06%    4.60%      1.46%   0.55%   4.99%    4.53%     -5.01%
AIT Money Market Fund      4/29/85     9/3/02  -0.09%  2.79%    2.85%     -0.13%  -6.46%   2.72%    2.78%     -6.50%
AIT Select Aggressive
  Growth Fund              8/21/92     9/3/02 -30.12% -9.98%    1.65%     -2.44% -34.60% -10.05%    1.60%     -8.66%
AIT Select Capital
  Appreciation Fund        4/28/95     9/3/02 -22.95%  1.62%    7.92%      2.32% -27.88%   1.55%    7.87%     -4.20%
AIT Select Emerging
  Markets Fund             2/20/98     9/3/02 -12.21%    N/A   -9.68%     -0.73% -17.81%     N/A   -9.78%     -7.06%
AIT Select Growth Fund     8/21/92     9/3/02 -28.84% -6.30%    2.98%     -2.21% -33.40%  -6.37%    2.92%     -8.44%
AIT Select Growth and
  Income Fund              8/21/92     9/3/02 -26.60% -5.76%    3.91%     -0.89% -31.30%  -5.83%    3.85%     -7.21%
AIT Select International
  Equity Fund               5/2/94     9/3/02 -20.80% -4.12%    1.32%     -3.12% -25.87%  -4.19%    1.25%     -9.30%
AIT Select Investment
  Grade Income Fund        4/29/85     9/3/02   6.27%  4.77%    5.21%      1.51%  -0.50%   4.69%    5.15%     -4.96%
AIT Select Strategic
  Growth Fund              2/20/98     9/3/02 -47.29%    N/A  -24.91%      1.78% -50.69%     N/A  -25.04%     -4.70%
AIT Select Strategic
  Income Fund               7/3/00     9/3/02  11.66%    N/A    8.66%      1.88%   4.58%     N/A    7.14%     -4.62%
AIT Select Value
  Opportunity Fund         4/30/93     9/3/02 -17.78%  2.41%    8.28%      0.37% -23.03%   2.34%    8.22%     -6.03%

AIM Variable Insurance Funds (Series II Shares)
AIM V.I. Aggressive
  Growth Fund               5/1/98     9/3/02 -24.14%    N/A   -5.53%      1.87% -29.00%     N/A   -5.61%     -4.63%
AIM V.I. Blue Chip Fund   12/29/99     9/3/02 -27.55%    N/A  -20.85%     -1.33% -32.19%     N/A  -20.99%     -7.62%
AIM V.I. Premier Equity
  Fund                      5/5/93     9/3/02 -31.66% -4.12%    5.72%     -1.16% -33.17%  -4.18%    5.67%     -3.31%
AIM V.I. Basic Value Fund  9/10/01     9/3/02 -23.73%    N/A  -17.48%     -2.17% -28.61%     N/A  -21.03%     -8.41%
AIM V.I. Capital
  Development Fund          5/1/98     9/3/02 -22.93%    N/A   -3.20%     -2.45% -27.86%     N/A   -3.28%     -8.67%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and
  Income Portfolio         1/14/91     9/3/02 -23.59%  1.67%    9.04%     -0.39% -28.48%   1.61%    8.99%     -6.74%
Alliance Premier Growth
  Portfolio                6/26/92     9/3/02 -32.03% -3.22%    7.17%     -3.42% -36.39%  -3.28%    7.13%     -9.58%
Alliance Technology
  Portfolio                1/11/96     9/3/02 -42.83% -2.26%    0.12%      0.03% -46.50%  -2.32%    0.06%     -6.35%
AllianceBernstein Small
  Cap Value Portfolio       5/1/01     9/3/02  -8.09%    N/A    0.84%      1.17% -13.96%     N/A   -2.54%     -5.28%
AllianceBernstein Value
  Portfolio                 5/1/01     9/3/02 -14.65%    N/A   -9.40%      0.69% -20.11%     N/A  -12.45%     -5.73%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Optim-L sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA OPTIM-L (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                                                        10 Years                           10 Years
                                         Sub-                 10 Years   or Life                 10 Years   or Life
                               Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                          Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                   Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
-------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund: VIP, VIP II and VIP III (Service
Class 2)
Fidelity VIP
  Equity-Income Portfolio  10/9/86     9/3/02 -18.56% -1.65%    7.64%      0.09% -23.77% -1.72%    7.59%     -6.29%
Fidelity VIP Growth
  Portfolio                10/9/86     9/3/02 -31.49% -2.31%    6.31%     -1.04% -35.88% -2.37%    6.26%     -7.35%
Fidelity VIP II
  Contrafund Portfolio      1/3/95     9/3/02 -11.17%  1.66%   10.06%     -1.02% -16.84%  1.60%   10.02%     -7.33%
Fidelity VIP III Mid Cap
  Portfolio               12/28/98     9/3/02 -11.58%    N/A   13.44%     -1.76% -17.23%    N/A   13.38%     -8.02%
Fidelity VIP III Value
  Strategies Portfolio     2/20/02     9/3/02     N/A    N/A  -21.68%     -2.06%     N/A    N/A  -26.69%     -8.30%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                      5/1/96     9/3/02 -24.56%  0.75%    4.67%     -0.76% -29.39%  0.69%    4.61%     -7.08%
FT VIP Franklin Small
  Cap Fund                 11/1/95     9/3/02 -29.91% -1.68%    4.51%      4.27% -34.40% -1.75%    4.45%     -2.37%
FT VIP Franklin Small
  Cap Value Securities
  Fund                      5/1/98     9/3/02 -10.83%    N/A   -1.31%      1.22% -16.52%    N/A   -1.41%     -5.24%
FT VIP Mutual Shares
  Securities Fund          11/8/96     9/3/02 -13.34%  2.18%    4.76%     -1.88% -18.87%  2.11%    4.69%     -8.14%
FT VIP Templeton Foreign
  Securities Fund           5/1/92     9/3/02 -19.97% -3.82%    5.91%     -5.68% -25.08% -3.89%    5.86%    -11.70%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series   5/1/00     9/3/02 -44.39%    N/A  -26.98%      0.32% -47.97%    N/A  -28.09%     -6.07%
MFS New Discovery Series    5/1/98     9/3/02 -33.00%    N/A    0.58%     -2.55% -37.30%    N/A    0.52%     -8.76%
MFS Total Return Series     1/3/95     9/3/02  -7.07%  2.94%    8.54%      1.27% -13.00%  2.87%    8.49%     -5.19%
MFS Utilities Series        1/3/95     9/3/02 -24.26% -2.59%    7.08%      3.40% -29.11% -2.66%    7.04%     -3.19%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA      4/3/85     9/3/02 -28.23%  0.32%    8.00%      1.30% -32.83%  0.26%    7.96%     -5.16%
Oppenheimer Global
  Securities Fund/VA      11/12/90     9/3/02 -23.70%  3.34%    9.71%     -3.59% -28.59%  3.28%    9.67%     -9.74%
Oppenheimer High Income
  Fund/VA                  4/30/86     9/3/02  -4.38% -1.93%    4.58%      2.86% -10.48% -2.01%    4.52%     -3.70%
Oppenheimer Main Street
  Growth & Income Fund/VA   7/5/95     9/3/02 -20.33% -5.12%    6.07%     -3.05% -25.43% -5.20%    6.02%     -9.24%
Oppenheimer Multiple
  Strategies Fund/VA        2/9/87     9/3/02 -12.19%  1.03%    5.94%      1.59% -17.80%  0.96%    5.89%     -4.89%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Optim-L sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8746), Inheiritage Account (File No. 811-8120), Allmerica Select Separate Account III (File No. 811-8859) and First Allmerica Financial Life Insurance and Annuity Company, Allmerica Select Separate Account II (File No. 811-8987), Inheiritage Account (File No. 811-8304), Separate Account SPVL (File No. 811-10133), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.